Cover Page	12 Months Ended
Dec. 31, 2020 shares
Entity Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Entity File Number	001-12284
Entity Registrant Name	GOLDEN STAR RESOURCES LTD.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	333 Bay Street, Suite 2400
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2T6
Entity Address, Country	CA
City Area Code	416
Local Phone Number	583-3800
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	GSS
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	111,313,595
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0000903571
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	10 East 40th Street, 10th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.